Stock Option Activity (Detail) (USD $) In Millions, except Share data, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013		Dec. 31, 2012 Pfizer		Dec. 31, 2011 Pfizer	Dec. 31, 2010 Pfizer
Shares
Outstanding beginning balance (in shares)	0		19,617,000		17,779,000	15,682,000
Transferred (in shares)			2,481,000	[1]
Granted (in shares)	2,948,882		4,023,000		3,196,000	2,723,000
Exercised (in shares)			(1,382,000)		0	0
Forfeited (in shares)	(25,894)		(5,000)		(11,000)	(6,000)
Canceled (in shares)			(1,762,000)		(1,347,000)	(620,000)
Outstanding ending balance (in shares)	2,922,988		22,972,000		19,617,000	17,779,000
Exercisable (in shares)	0
Vested and expected to vest (in shares)			22,440,000	[2]
Exercisable (in shares)			12,329,000
Weighted-average Exercise Price Per Share
Outstanding beginning balance (in dollars per share)	$ 0.00		$ 24.40		$ 26.67	$ 28.47
Transferred (in dollars per share)			$ 24.40	[1]
Granted (in dollars per share)	$ 26.05		$ 21.07		$ 18.97	$ 17.61
Exercised (in dollars per share)			$ 14.94		$ 0	$ 0
Forfeited (in dollars per share)	$ 26.00		$ 21.03		$ 18.90	$ 17.47
Canceled (in dollars per share)			$ 36.66		$ 41.60	$ 32.39
Outstanding ending balance (in dollars per share)	$ 26.05		$ 23.44		$ 24.40	$ 26.67
Vested and expected to vest (in dollars per share)			$ 23.54	[2]
Exercisable (in dollars per share)	$ 0.00		$ 26.83
Weighted-average Remaining Contractual Term
Outstanding, Weighted-average Remaining Contractual Term	9 years 7 months 6 days		5 years 4 months 24 days
Vested and expected to vest, Weighted-average Remaining Contractual Term			5 years 3 months 18 days	[2]
Exercisable, Weighted-average Remaining Contractual Term	0 years		3 years
Aggregate Intrinsic Value
Outstanding, Aggregate Intrinsic Value	$ 14	[3]	$ 80	[4]
Vested and expected to vest, Aggregate Intrinsic Value			77	[2],[4]
Exercisable, Aggregate Intrinsic Value	$ 0	[3]	$ 19	[4]

[1]	Represents stock options outstanding as of December 31, 2011 for certain Pfizer employees transferred to Zoetis in 2012.
[2]	The number of options expected to vest takes into account an estimate of expected forfeitures.
[3]	Market price of underlying Zoetis common stock less exercise price.
[4]	Market price of underlying Pfizer common stock less exercise price.